FINANCE INCOME AND FINANCE EXPENSES - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Statistical Disclosure for Banks [Abstract]
Net foreign exchange gain	$ 2,453